Above market acquired charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
For the twelve month period ended December 31,
2017	$ 15,209
2018	14,381
2019	14,381
2020	11,696
2021	8,417
Thereafter	26,159
Total	$ 90,243	$ 100,518	$ 115,382